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                                        NEW YORK LIFE INSURANCE COMPANY
                                        1 Rockwood Road, Sleepy Hollow, NY 10591
                                        (914) 846-3622  Fax: (914) 846-4727
                                        E-mail : Richard_Bowman@newyorklife.com
                                        www.newyorklife.com

                                        RICHARD P. BOWMAN
                                        Associate General Counsel

VIA EDGAR

May 1, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Universal Life Separate Account -- I
         File No. 333-47728

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2006 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2006.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3622.


Very truly yours,

/s/ Richard P. Bowman

Richard P. Bowman
Associate General Counsel